Note 12 - Government Grants (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Statement Line Items [Line Items]
Government grants	$ 118,322	$ 113,229
Current grants receivables	$ 132,556	$ 22,556	$ 131,847
Development of comprehensive, interactive phonetic English learning solution project [member]
Statement Line Items [Line Items]
Royalty percentage	2.50%
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%